SUPPLEMENT DATED FEBRUARY 1, 1999
TO THE PROSPECTUS DATED FEBRUARY 28, 1998 OF
CARILLON INVESTMENT TRUST



Effective February 1, 1999, the prospectus for Carillon
Investment Trust dated February 28, 1998 is amended by including as a part thereof the following information:

The description of the portfolio manager under the section entitled "MANAGEMENT OF THE TRUST- Investment Adviser" is hereby revised as follows:

Michelle E. Stevens and Gary R. Rodmaker are primarily responsible for the day-to-day management of the Fund's portfolio. Mrs. Stevens is the Senior Equity Analyst of the Adviser and has been affiliated with the Adviser and Union
Central as an equity analyst since 1993.    Prior to becoming
affiliated with the Adviser and Union Central, Mrs. Stevens attended the University of Cincinnati, where she earned an MBA in Finance in June, 1993. Mr. Rodmaker is the Corporate Bond Portfolio Manager of the Adviser and has been affiliated with the Adviser and Union Central since 1989.











1999 reg. statement a:portmgr2.sti
1/29/99

SUPPLEMENT DATED FEBRUARY 1, 1999
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 1998 OF
CARILLON INVESTMENT TRUST



Effective February 1, 1999, the Statement of Additional
Information for Carillon Investment Trust dated February 28, 1998 is amended by including as a part thereof the following information:

The description of Trustees and executive officers under the section entitled "MANAGEMENT OF THE TRUST - Trustees and Officers" is hereby revised to reflect that John H. Jacobs, a Trustee of the Trust, is also President and Chief Executive Officer of the Trust, replacing George L. Clucas, who has resigned as Trustee, President and Chief Executive Officer of the Trust.

The description of executive officers and directors of the Adviser who are affiliated with the Trust under the section entitled "INVESTMENT ADVISER - Approval of the Agreement" is hereby revised to reflect that John H. Jacobs, Trustee, President and Chief Executive Officer of the Trust, is Director, President and Chief Executive Officer of the Adviser, replacing George L. Clucas, who has resigned as Director, President and Chief Executive Officer of the Adviser.






1999 reg. statement a:pressai1.sti
1/29/99